Equity-Based Compensation - Summary of Activity Related to Unvested Transaction Pool PSUs (Details) - Transaction Pool PSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in Shares) | shares	0
Granted (in Shares) | shares	3,208,126
Vested (in Shares) | shares	0
Forfeited (in Shares) | shares	0
Ending Balance (in Shares) | shares	3,208,126
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Beginning Balance (in Dollars per Share) | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted (in Dollars per Share) | $ / shares	12.74
Weighted Average Grant Date Fair Value, Vested (in Dollars per Share) | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per Share) | $ / shares	0
Weighted Average Grant Date Fair Value, Ending Balance (in Dollars per Share) | $ / shares	$ 12.74